Statement of Cash Flows	12 Months Ended
Dec. 31, 2022 USD ($)
Cash flows from operating activities
Net loss	$ (125,789)
Changes in operating assets and liabilities:
Accounts payable	296,683
Tax liabilities	384,973
Prepaid expense	(223,692)
Net cash used in operating activities	332,175
Cash flows from investing activities
Investments in marketable securities	(248,792,073)
Proceeds from maturity	165,097,500
Net cash used in investing activities	(83,694,573)
Cash flows from financing activities
Proceeds from promissory notes	150,000
Repayment of promissory note	(150,000)
Proceeds from sale of shares of common stock to initial stockholders	25,000
Proceeds from sale of units in IPO, including over-allotment, net of offering costs	79,259,163
Proceeds from sale of underwriter units in private placement	100
Net cash provided by financing activities	83,884,263
Net increase in cash	521,865
Cash at beginning of period	0
Cash at end of period	521,865
Noncash financing activities:
Accretion of common shares to redemption value	4,435,410
Private units
Cash flows from financing activities
Proceeds from sale of private placement	550,000
$11.50 strike warrants
Cash flows from financing activities
Proceeds from sale of private placement	3,950,000
$15 strike warrants
Cash flows from financing activities
Proceeds from sale of private placement	$ 100,000